UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ONE ROCK FUND

Ticker: ONERX

SEMI-ANNUAL REPORT

MAY 31, 2020

(UNAUDITED)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 1-800-564-3899, or by submitting a signed letter of instruction requesting paperless reports to ONE ROCK FUND, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at 1-800-564-3899, or by submitting a signed letter of instruction requesting paper reports to ONE ROCK FUND, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies.  Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

  Series Trust

ONE ROCK FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of May 31, 2020, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Basic Materials
3.83%
Communication Services
4.13%
Consumer Cyclical
9.89%
Industrials
0.91%
Money Market Fund
15.16%
Technology
51.65%
Futures Contracts
14.43%

ONE ROCK FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 78.52%

Agriculture Chemicals - 1.55%
3,300	The Mosiac Co. *	$ 39,897

Air Courier Services - 1.02%
200	FedEx Corp.	26,112

Communications Equipment - 1.43%
500	Lumentum Holdings, Inc. *	36,660

Computer & Office Equipment - 1.95%
400	International Buisness Machines Corp.	49,960

Electronic Computers - 2.48%
200	Apple, Inc.	63,588

Hotels & Motels - 1.03%
300	Marriott International, Inc. Class A *	26,550

Optical Instruments & Lenses - 4.33%
1,600	II-VI, Inc. *	76,048
200	KLA Corp.	35,192
		111,240
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.97%
1,000	PolyOne Corp.	24,780

Printed Circuit Boards - 1.75%
700	Plexus Corp. *	44,954

Retail-Catalog & Mail-Order Houses - 3.81%
40	Amazon.com, Inc. *	97,695

Semiconductors & Related Devices - 16.72%
600	Applied Materials, Inc.	33,708
400	Inphi Corp. *	50,268
2,500	Marvell Technology Group Ltd. (Bermuda)	81,550
800	Micron Technology, Inc. *	38,328
200	NVIDIA Corp. *	71,004
800	Qorvo, Inc. *	83,792
800	Semtech Corp. *	42,544
1,050	SMART Global Holdings, Inc. (Cayman Islands) *	28,119
		429,313
Services-Business Services - 6.90%
600	Alibaba Group Holding Ltd. ADR *	124,434
6,000	Limelight Networks, Inc. *	29,640
400	Zillow Group, Inc. Class A *	23,184
		177,258

The accompanying notes are an integral part of these financial statements.

ONE ROCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Services-Computer Programming, Data Processing, Etc. - 5.04%
25	Alphabet, Inc. Class A *	$ 35,838
300	Trade Desk, Inc. Class A *	93,468
		129,306
Services-Miscellaneous Amusement & Recreation - 1.34%
1,500	Six Flags Entertainment Corp. *	34,470

Services-Prepackaged Software - 21.46%
700	CrowdStrike Holdings, Inc. Class A *	61,467
1,400	Microsoft Corp.	256,550
100	MongoDB, Inc. Class A *	23,211
125	Shopify, Inc. Class A *	94,725
300	Splunk, Inc. *	55,752
300	Twilio, Inc. Class A *	59,280
		550,985
Special Industry Machinery - 3.05%
200	Lam Research Corp.	54,734
2,000	Veeco Instruments, Inc. *	23,480
		78,214
Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.75%
1,500	Worthington Industries, Inc.	44,880

Telephone & Telegraph Apparatus - 1.94%
900	Ciena Corp. *	49,734

TOTAL COMMON STOCKS (Cost - $1,728,457) - 78.52%		2,015,596

TOTAL FUTURES CONTRACTS (Cost - $401,202) - 16.09%		412,945

MONEY MARKET FUND - 16.90%
433,933	Federated Government Obligations Fund Institutional Class 0.09% **	433,933
TOTAL MONEY MARKET FUND (Cost - $433,933) - 16.90%		433,933

	Total Investments (Cost - $2,563,592) - 111.51%	2,862,474

	Liabilities Less Other Assets - (11.51)%	(283,635)

	Net Assets - 100.00%	$ 2,578,839

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2020.

The accompanying notes are an integral part of these financial statements.

ONE ROCK FUND

SCHEDULE OF FUTURES CONTRACTS

MAY 31, 2020 (UNAUDITED)

Description	Counterparty	Contracts	Expiration	Notional Amount	Value	Unrealized Appreciation / (Depreciation

FUTURES CONTRACTS * - 16.09%

E-Mini Nasdaq 100	Interactive Brokers	1	Jun-20	$ 191,205	$ 191,205	$ 4,783
E-Mini Russell 2000 Index	Interactive Brokers	1	Jun-20	69,640	69,640	2,213
E-Mini S&P 500	Interactive Brokers	1	Jun-20	152,100	152,100	4,748
Total Futures Contracts (Cost - $401,202) - 16.09%		3		$ 412,945	$ 412,945	$ 11,744

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

ONE ROCK FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2020 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $2,563,592)	$ 2,862,474
Deposit with Broker for Futures Contracts	170,420
Cash	1,000
Receivables:
Dividends and Interest	1,676
Due from Adviser	6,370
Investments Sold	65,068
Shareholder Subscriptions	40,100
Total Assets	3,147,108
Liabilities:
Payables:
Due to Administrator	808
Trustee Fees	580
Investments Purchased	556,672
Other Accrued Expenses	10,209
Total Liabilities	568,269
Net Assets	$ 2,578,839

Net Assets Consist of:
Paid In Capital	$ 2,000,217
Distributable Earnings	578,622
Net Assets	$ 2,578,839

Net Asset Value Per Share

Institutional Class
Net Assets	$ 2,578,839
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	96,123
Net asset value and offering price per share	$ 26.83

The accompanying notes are an integral part of these financial statements.

ONE ROCK FUND

STATEMENT OF OPERATIONS

For the period March 6, 2020 (commencement of investment operations) through MAY 31, 2020 (UNAUDITED)

Investment Income:
Dividends (a)	$ 3,638
Interest	369
Total Investment Income	4,007

Expenses:
Advisory Fees	4,156
Administrative Fees	808
Transfer Agent & Fund Accountant Fees	2,861
Audit Fees	2,861
Interest Expenses	224
Legal Fees	2,269
Custody Fees	1,450
Printing & Mailing Fees	174
Compliance Officer Fees	1,450
Trustee Fees	580
Other Fees	725
Total Expenses	17,558
Fees Waived and/or Expenses Reimbursed by the Adviser	(10,527)
Net Expenses	7,031

Net Investment Loss	(3,024)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	216,070
Net Realized Gain on Futures Contracts	66,694
Net Change in Unrealized Appreciation on Investments	287,139
Net Change in Unrealized Appreciation on Futures Contracts	11,743
Net Realized and Unrealized Gain on Investments	581,646

Net Increase in Net Assets Resulting from Operations	$ 578,622

(a) Net of foreign withholding taxes of $0.

The accompanying notes are an integral part of these financial statements.

ONE ROCK FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Period Ended	*
	5/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (3,024)
Net Realized Gain on Investments	216,070
Net Realized Gain on Futures Contracts	66,694
Net Change in Unrealized Appreciation on Investments	287,139
Net Change in Unrealized Appreciation on Futures Contracts	11,743
Net Increase in Net Assets Resulting from Operations	578,622

Distributions to Shareholders:
Distributions:	-
Total Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	2,014,217
Proceeds from Reinvestment of Distributions
Class N	-
Cost of Shares Redeemed:
Class N	(14,000)
Net Increase in Net Assets from Capital Share Transactions	2,000,217

Net Increase in Net Assets	2,578,839

Net Assets:
Beginning of Period	-

End of Period	$ 2,578,839

Share Activity
Institutional Class:
Shares Sold	96,768
Shares Reinvested	-
Shares Redeemed	(645)
Net Increase in Shares of Beneficial Interest Outstanding	96,123

* For the period March 6, 2020 (commencement of investment operations) through May 31, 2020.

The accompanying notes are an integral part of these financial statements.

ONE ROCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended*
	5/31/2020

Net Asset Value, at Beginning of Period	$ 20.00

Income From Investment Operations:
Net Investment Loss **	(0.05)
Net Gain on Investments (Realized and Unrealized)	6.88
Total from Investment Operations	6.83

Distributions:
Net Investment Income	-
Net Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 26.83

Total Return ***	34.15%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,579
Before Waiver
Ratio of Expenses to Average Net Assets (a)(e)	4.30%	(d)
Ratio of Net Investment Loss to Average Net Assets (a) (b)	(3.35)%	(d)
After Waiver
Ratio of Expenses to Average Net Assets (a)(e)	1.81%	(d)
Ratio of Net Investment Loss to Average Net Assets (a) (b)	(0.86)%	(d)
Portfolio Turnover	192.41%	(c)

(a) Does not include expenses of underlying investment companies in which the Fund invests.

(b) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(c) Not annualized.

(d) Annualized.

(e) Includes 0.06% of interest expense.

* For the period March 6, 2020 (commencement of investment operations) through May 31, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2020 (UNAUDITED)

1.  ORGANIZATION

The One Rock Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on March 6, 2020.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently seven separate series offered by the Trust. The investment adviser to the Fund is Wrona Investment Management, LLC (the "Adviser").

The Fund’s investment objective is to seek capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting requirements of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification ("ASC") Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update ("ASU") 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does

ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to oversight of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund may invest in financial and stock futures. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (future contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of May 31, 2020, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2020 (Total)
Assets
Common Stocks	$ 2,015,596	$ -	$ -	$ 2,015,596
Futures Contracts	412,945	-	-	412,945
Money Market Funds	433,933	-	-	433,933
Total	$ 2,862,474	$ -	$ -	$ 2,862,474

During the period March 6, 2020 (commencement of investment operations) through May 31, 2020, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of May 31, 2020 was as follows:

	Type of Derivative/Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
E-Mini Nasdaq 100	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings	$ 191,205	$ 4,783
E-Mini Russell 2000 Index	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings	69,640	2,213
E-Mini S&P 500	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings	152,100	4,748

The effect of derivative instruments on the Statements of Operations for the period March 6, 2020 (commencement of investment operations) through May 31, 2020 and related activity was as follows:

	Type of Derivative/Risk	Contracts as of May 31, 2020	Statement of Operations Location	For the period Ended May 31, 2020
E-Mini Nasdaq 100	Equity contracts	1	Net realized gains from futures contracts	$ 56,518
E-Mini Russell 2000 Index	Equity contracts	1	Net realized gains from futures contracts	5,594
E-Mini S&P 500	Equity contracts	1	Net realized gains from futures contracts	4,582

	Type of Derivative/Risk	Statement of Operations Location	For the period Ended May 31, 2020
E-Mini Nasdaq 100	Equity contracts	Net change in unrealized appreciation of futures contracts	$ 4,783
E-Mini Russell 2000 Index	Equity contracts	Net change in unrealized appreciation of futures contracts	2,213
E-Mini S&P 500	Equity contracts	Net change in unrealized appreciation of futures contracts	4,748

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020) or expected to be taken in the Fund’s 2020 tax return. The Fund identifies its major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period March 6, 2020 (commencement of investment operations) through May 31, 2020, the Fund did not incur any interest or penalties.

SHARE VALUATION: The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

FOREIGN CURRENCY TRANSLATION:  The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Wrona Investment Management, LLC, serves as the Fund’s investment adviser.  Pursuant to a management agreement (the “Management Agreement”), the Fund pays the Adviser, an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund's average daily net assets.  The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.75% for shares of the average daily net assets.  The fee waiver and expense reimbursement is subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limit or the expense limits in place at the time of recoupment.  During the period March 6, 2020 (commencement of investment operations) through May 31, 2020, the Adviser earned $4,156 in advisory fees from the Fund. During the period March 31, 2020 (commencement of investment operations) through May 31, 2020, the Adviser waived advisory fees of $4,156 and reimbursed expenses of $6,371.  At May 31, 2020, the Adviser owed the Fund $6,370.

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant. MSS receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,540 depending on the average net assets of the Fund.  For the period March 6, 2020 (commencement of investment operations) through May 31, 2020, MSS earned $2,861 from the Fund for transfer agent and accounting services. As of May 31, 2020, the Fund owed MSS $2,860 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $750 from the Fund.  For the period March 6, 2020 (commencement of investment operations) through May 31, 2020, Empirical earned $2,258 for these services. As of May 31, 2020, the Fund owed Empirical $1,450.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value. As of May 31, 2020, paid in capital amounted to $2,000,217 for the Fund.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and U.S. Treasuries, for the period March 6, 2020 (commencement of investment operations) through May 31, 2020, were as follows:

Purchases	$ 4,608,121
Sales	$ 2,993,014

6.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of May 31, 2020 is $2,563,592. As of May 31, 2020, the gross unrealized appreciation on a tax basis totaled $308,929 and the gross unrealized depreciation totaled $10,047 for a net unrealized appreciation of $298,882.

There were no distributions made for the period March 6, 2020 (commencement of investment operations) through May 31, 2020.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2020, Jeffrey Wrona held approximately 36% of the voting securities of the Fund and may be deemed to control the Fund.

8.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

ONE ROCK FUND

EXPENSE ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 6, 2020 (commencement of investment operations) through May 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 6, 2020	May 31, 2020	March 6, 2020 to May 31, 2020

Actual	$1,000.00	$1,341.50	$5.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.58	$4.32

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 87/366 (to reflect the actual period of March 6, 2020 through May 31, 2020).

ONE ROCK FUND

ADDITIONAL INFORMATION

MAY 31, 2020 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-564-3899 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Fund’s N-PORT reports are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-800-564-3899.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual reports will, and the semi-annual reports may, contain management's discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-800-564-3899 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site www.onerockfund.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

INVESTMENT ADVISORY AGREEMENT RENEWAL

At its meeting held on December 18, 2019, the Board of Trustees (the “Board”) of MSS Series Trust (the “Trust”), including a majority of the Trustees  who are not “interested persons” as that term is defined in the Investment Company Act of 1940 discussed the approval of a management agreement (the “One Rock Management Agreement”) between the Trust and Wrona Investment Management, LLC (“Wrona”) with respect to One Rock Fund (“One Rock”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the One Rock Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the One Rock Management Agreement. In connection with its deliberations regarding the approval of the One Rock Management Agreement, the Board reviewed the materials prepared by Wrona.

ONE ROCK FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Nature, Extent and Quality of Service. The Trustees noted that Wrona was recently formed to provide investment advisory services to the One Rock Fund. They reviewed the background of the personnel responsible for servicing the Fund, noting that Mr. Wrona would serve as the president, portfolio manager, and chief compliance officer. The Trustees considered Mr. Wrona’s business history, acknowledging that although he had taken a substantial break from the mutual fund industry, he had previously successfully managed multiple mutual funds. They reviewed Wrona’s policies for the selection of broker-dealers, commenting that Wrona would select broker-dealers based on multiple factors that ensure best-execution for the Fund’s portfolio transactions.

Performance. The Trustees reviewed the performance of a family portfolio account (“SMA”), noting that the SMA utilized a materially similar investment strategy as the Fund. They further noted that the SMA returned 6.45% over the one-year period and 27.94% annualized over the three-year period. The Trustees compared the performance of the SMA to the Fund’s benchmark, peer group, and Morningstar categories, noting that the SMA underperformed all comparison groups for the one-year period however, outperformed all three comparison groups for the three-year period.

Fees and Expenses. The Trustees noted that the Fund’s proposed advisory fee was 1.00% and observed that the Fund’s advisory fee was lower than the Fund’s peer group average but slightly higher than the Morningstar category average. They further noted that although the Fund’s proposed advisory fee was higher than the Morningstar category average, it was still within the overall range of fees in the category. The Trustees considered the Fund’s proposed net expense ratio, acknowledging that it was higher than both the Morningstar category and peer group averages. They commented that Wrona agreed to enter into an expense limitation agreement, whereby Wrona agreed to limit the Fund’s expenses to 1.75% subject to certain exclusions. After a further discussion, the Trustees agreed that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed Wrona’s profitability analysis, noting that Wrona forecasted a loss in year one and profit in year two. The Trustees acknowledged the effort required to implement and manage the Fund’s investment program and determined Wrona’s projected profit in year two of the Fund’s operations was not excessive.

Economies of Scale. The Trustees considered whether Wrona will experience economies of scale with respect to the management of the Fund. They noted that Wrona indicated that it would be open to discussing the implementation of economies of scale as Fund assets increased. The Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from Wrona as the Trustees believed reasonably necessary to evaluate the terms of One Rock Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable, and that approval of the One Rock Management Agreement was in the best interests of the future shareholders of the Fund.

 Rev. September 2011

PRIVACY NOTICE

MSS SERIES TRUST

FACTS	WHAT DOES THE MSS SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the MSS Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does MSS Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For our affiliates to market to you	NO	We don't share
For non-affiliates to market to you	NO	We don't share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE
(continued)

What we do:
How does the MSS Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the MSS Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates' everyday business purposes – information about your   creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • MSS Series Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The MSS Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MSS Series Trust doesn't jointly market.

INVESTMENT ADVISER

Wrona Investment Management, LLC

TRANSFER AND DIVIDEND DISBURSING AGENT

Mutual Shareholder Services, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

Huntington National Bank

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: December 28, 2020

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: December 28, 2020